Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Basic weighted average number of shares outstanding	441,961	430,461
Diluted weighted average number of shares outstanding	442,442	430,845
Share purchase options [member]
Earnings per share [line items]
Restricted share units	197	199
Restricted stock units [member]
Earnings per share [line items]
Restricted share units	284	185